VT George Putnam Balanced Fund
The fund's portfolio
3/31/24 (Unaudited)

COMMON STOCKS (61.6%)(a)
	Shares	Value
Basic materials (2.0%)
Agnico-Eagle Mines, Ltd. (Canada)	5,883	$350,795
Anglo American PLC (London Exchange) (United Kingdom)	6,097	150,197
Avery Dennison Corp.	1,571	350,726
Corteva, Inc.	15,644	902,189
CRH PLC (Ireland)	7,133	615,293
DuPont de Nemours, Inc.	6,258	479,801
Eastman Chemical Co.	3,760	376,827
Glencore PLC (United Kingdom)	58,740	322,726
Linde PLC	468	217,302
PPG Industries, Inc.	2,773	401,808
Sherwin-Williams Co. (The)	2,231	774,893

		4,942,557
Capital goods (2.5%)
Ball Corp.	6,684	450,234
Berry Global Group, Inc.	3,651	220,812
Boeing Co. (The)(NON)	802	154,778
Fortive Corp.	8,801	757,062
Honeywell International, Inc.	3,931	806,838
Howmet Aerospace, Inc.	6,409	438,568
Ingersoll Rand, Inc.	5,547	526,688
Johnson Controls International PLC	4,539	296,487
Northrop Grumman Corp.	1,597	764,420
Otis Worldwide Corp.	12,257	1,216,752
RTX Corp.	4,550	443,762

		6,076,401
Communication services (0.8%)
American Tower Corp.(R)	1,349	266,549
Charter Communications, Inc. Class A(NON)	1,800	523,134
T-Mobile US, Inc.	6,972	1,137,970

		1,927,653
Computers (3.5%)
Apple, Inc.	36,575	6,271,881
Seagate Technology Holdings PLC(S)	22,057	2,052,404

		8,324,285
Conglomerates (0.1%)
General Electric Co.	1,985	348,427

		348,427
Consumer cyclicals (9.7%)
4Front Ventures Corp.(NON)	484,225	54,233
Amazon.com, Inc.(NON)	36,043	6,501,436
BJ's Wholesale Club Holdings, Inc.(NON)	3,052	230,884
Booking Holdings, Inc.	306	1,110,131
CarMax, Inc.(NON)(S)	3,123	272,045
General Motors Co.	5,894	267,293
Hertz Global Holdings, Inc.(NON)	35,272	276,180
Hilton Worldwide Holdings, Inc.	3,553	757,890
Home Depot, Inc. (The)	6,429	2,466,164
Levi Strauss & Co. Class A	9,600	191,904
Lululemon Athletica, Inc. (Canada)(NON)	402	157,041
Mastercard, Inc. Class A	5,399	2,599,996
Netflix, Inc.(NON)	1,303	791,351
Nike, Inc. Class B	1,735	163,055
O'Reilly Automotive, Inc.(NON)	284	320,602
On Holding AG Class A (Switzerland)(NON)(S)	4,061	143,678
PulteGroup, Inc.	13,689	1,651,167
Target Corp.	3,924	695,372
Tesla, Inc.(NON)	7,514	1,320,886
TJX Cos., Inc. (The)	4,964	503,449
United Rentals, Inc.	977	704,524
Walmart, Inc.	25,266	1,520,255
Walt Disney Co. (The)	5,703	697,819

		23,397,355
Consumer staples (3.7%)
Chipotle Mexican Grill, Inc.(NON)	319	927,260
Coca-Cola Co. (The)	24,631	1,506,925
Costco Wholesale Corp.	1,060	776,588
General Mills, Inc.	5,281	369,512
Kenvue, Inc.	17,587	377,417
McDonald's Corp.	461	129,979
PepsiCo, Inc.	10,859	1,900,434
Procter & Gamble Co. (The)	13,733	2,228,179
Uber Technologies, Inc.(NON)	9,670	744,493

		8,960,787
Electronics (6.2%)
Advanced Micro Devices, Inc.(NON)	11,316	2,042,425
Broadcom, Inc.	2,119	2,808,544
NVIDIA Corp.	7,708	6,964,640
Qualcomm, Inc.	13,786	2,333,970
Vontier Corp.	18,013	817,070

		14,966,649
Energy (2.7%)
BP PLC (United Kingdom)	63,995	400,383
Cenovus Energy, Inc. (Canada)	58,870	1,176,922
ConocoPhillips	7,146	909,543
Diamond Offshore Drilling, Inc.(NON)	32,204	439,263
Exxon Mobil Corp.	24,651	2,865,432
Shell PLC (United Kingdom)	19,705	652,855

		6,444,398
Financials (7.3%)
AIA Group, Ltd. (Hong Kong)	128,600	863,424
Apollo Global Management, Inc.(S)	11,330	1,274,059
Assured Guaranty, Ltd.	18,130	1,581,843
AXA SA (France)	29,485	1,107,461
Bank of America Corp.	43,038	1,632,001
Berkshire Hathaway, Inc. Class B(NON)	2,551	1,072,747
BlackRock, Inc.	232	193,418
Capital One Financial Corp.	5,617	836,315
Charles Schwab Corp. (The)	17,499	1,265,878
Citigroup, Inc.	37,833	2,392,559
Gaming and Leisure Properties, Inc.(R)	19,352	891,547
Goldman Sachs Group, Inc. (The)	2,730	1,140,294
KKR & Co., Inc.	7,949	799,510
Prudential PLC (United Kingdom)	44,593	418,183
Quilter PLC (United Kingdom)	237,926	321,619
Visa, Inc. Class A(S)	4,909	1,370,004
Vornado Realty Trust(R)	12,273	353,094

		17,513,956
Health care (7.7%)
Abbott Laboratories	3,917	445,206
AbbVie, Inc.	12,574	2,289,725
Ascendis Pharma A/S ADR (Denmark)(NON)	3,857	583,063
Bio-Rad Laboratories, Inc. Class A(NON)	1,015	351,058
Boston Scientific Corp.(NON)	11,588	793,662
Cigna Group (The)	2,000	726,380
Danaher Corp.	2,905	725,437
Dexcom, Inc.(NON)	2,785	386,280
Edwards Lifesciences Corp.(NON)	2,894	276,551
Elevance Health, Inc.	395	204,823
Eli Lilly and Co.	2,297	1,786,974
Innoviva, Inc.(NON)	40,342	614,812
Intuitive Surgical, Inc.(NON)	1,892	755,078
Johnson & Johnson	6,681	1,056,867
McKesson Corp.	2,348	1,260,524
Medtronic PLC	3,671	319,928
Merck & Co., Inc.	9,489	1,252,074
Mettler-Toledo International, Inc.(NON)	140	186,381
Regeneron Pharmaceuticals, Inc.(NON)	447	430,233
ResMed, Inc.(S)	677	134,066
Stryker Corp.	690	246,930
Thermo Fisher Scientific, Inc.	1,750	1,017,118
UnitedHealth Group, Inc.	5,086	2,516,044
Zoetis, Inc.	1,648	278,858

		18,638,072
Software (6.8%)
Adobe, Inc.(NON)	1,996	1,007,182
Microsoft Corp.	27,397	11,526,463
Oracle Corp.	30,057	3,775,460

		16,309,105
Technology services (5.5%)
Alphabet, Inc. Class A(NON)	35,927	5,422,462
Fair Isaac Corp.(NON)	602	752,265
Meta Platforms, Inc. Class A	8,913	4,327,975
Salesforce, Inc.(NON)	9,525	2,868,740

		13,371,442
Transportation (1.4%)
Canadian Pacific Kansas City, Ltd. (Canada)(S)	6,494	572,576
FedEx Corp.	5,409	1,567,204
Southwest Airlines Co.	12,102	353,257
Union Pacific Corp.	3,684	906,006

		3,399,043
Utilities and power (1.7%)
Ameren Corp.	4,010	296,580
CenterPoint Energy, Inc.	6,725	191,595
Exelon Corp.	17,042	640,268
NextEra Energy, Inc.	11,065	707,164
NRG Energy, Inc.	22,979	1,555,449
PG&E Corp.	25,999	435,743
PPL Corp.	9,702	267,096

		4,093,895

Total common stocks (cost $84,925,946)		$148,714,025

CORPORATE BONDS AND NOTES (14.2%)(a)
	Principal amount	Value
Basic materials (0.9%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	$65,000	$68,368
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	28,000	29,035
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	142,000	144,628
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	40,000	39,906
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	95,000	86,607
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	174,000	155,698
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	13,000	12,677
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	125,000	122,926
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	200,000	183,640
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	5,013
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	135,000	135,361
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	258,000	219,015
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	210,000	200,527
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	77,418
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	27,000	17,996
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	48,000	39,876
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	152,000	147,356
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	87,000	83,163
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	233,000	150,881
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	117,000	81,011
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	159,883
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	11,417
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	24,000	27,266

		2,199,668
Capital goods (0.7%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	200,000	201,750
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	8,000	7,840
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	135,000	122,553
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	152,000	142,088
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	40,000	37,845
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	180,000	168,516
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	40,000	26,975
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	140,000	142,754
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	72,000	74,515
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	117,000	105,654
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	99,000	97,105
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	21,000	18,660
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	50,000	50,095
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54	135,000	152,733
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	70,000	69,325
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	166,000	161,851
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	110,000	111,029

		1,691,288
Communication services (1.3%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	130,000	110,052
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27(R)	230,000	217,466
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	130,000	114,301
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	66,000	61,805
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	175,000	161,309
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	172,000	137,768
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	147,000	119,470
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	10,747
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	55,000	46,790
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	111,000	102,877
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	5,000	3,092
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	201,000	146,986
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	127,000	102,823
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	68,000	63,608
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	73,000	69,360
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	134,000	126,860
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	66,000	62,564
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)	30,000	25,703
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	194,000	173,674
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	11,769
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	140,000	139,028
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	81,000	72,795
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	198,000	210,996
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	6,000	5,621
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	229,000	220,552
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	5,000	5,178
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	80,000	79,146
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	85,000	94,867
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	123,000	89,935
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	200,000	195,549
Verizon Communications, Inc. sr. unsec. unsub. notes 2.355%, 3/15/32	140,000	115,051

		3,097,742
Consumer cyclicals (1.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	120,000	114,600
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	131,000	117,956
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	98,000	93,403
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	174,000	107,840
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	13,000	12,800
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	74,458
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	155,000	153,086
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	70,000	70,760
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	3,000	2,683
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	122,000	115,744
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	77,000	68,926
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	18,000	16,297
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	14,000	14,708
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	32,000	32,127
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	67,000	67,232
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	193,517
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	189,000	186,609
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	215,000	211,761
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	74,000	75,516
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26	42,000	40,793
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	60,000	53,880
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	26,000	23,781
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	175,000	154,930
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	56,000	45,240
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	182,081
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	41,000	44,497
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30	54,000	57,586
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	25,000	21,487
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	298,000	284,390

		2,638,688
Consumer staples (0.5%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	191,855
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	50,000	50,240
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	171,056
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	87,000	88,619
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	130,000	128,566
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34	140,000	147,101
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29	135,000	119,536
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	210,000	209,823
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	32,000	32,344
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	38,000	37,212
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	80,000	87,813

		1,264,165
Energy (0.5%)
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	200,000	190,349
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	70,000	59,628
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	75,000	81,131
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	70,000	71,575
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	115,000	122,600
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	105,000	100,656
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	235,000	261,583
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	10,000	10,430
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	130,000	136,200
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	27,000	28,072
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	35,000	35,579
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	28,000	28,005
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	135,000	129,234

		1,255,042
Financials (5.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	270,000	231,567
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	195,000	172,366
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	26,269
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	32,000	28,940
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	90,000	100,250
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	180,000	179,616
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	220,000	180,170
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	40,000	41,150
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	205,000	198,284
Athene Holding, Ltd. 6.25%, 4/1/54	40,000	40,624
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	164,000	164,327
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	163,855
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	600,000	547,263
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	32,088
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35	40,000	40,261
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28	70,000	65,066
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	440,000	388,990
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	159,314
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	45,000	41,979
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	30,000	20,246
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	83,000	75,830
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	200,000	164,985
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	199,157
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	37,000	40,866
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	142,000	136,289
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	61,578
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	137,000	129,297
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,505
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	265,000	265,422
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	37,000	37,573
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	270,000	239,765
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	264,000	256,818
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	80,000	77,835
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	27,847
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	215,000	216,263
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	95,000	88,823
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	137,139
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	225,000	189,503
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	32,000	30,443
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31(R)	170,000	175,882
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	143,161
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	72,000	45,927
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	100,000	103,087
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	157,000	161,253
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	200,000	200,740
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	40,000	38,784
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	115,000	120,512
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	47,000	43,738
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	40,000	36,794
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	65,000	54,719
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	95,000	100,126
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	26,000	23,747
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	97,000	93,366
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	185,000	185,072
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	127,000	91,365
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	63,000	49,126
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	63,000	61,311
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	220,000	183,930
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	125,000	125,132
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	26,000	26,010
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	146,000	143,535
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.569%, 5/15/47	87,000	77,429
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	26,000	24,693
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	324,000	312,026
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	185,000	188,693
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	23,329
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	67,000	70,170
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	185,000	181,954
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	175,000	118,550
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	428,848
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	105,000	104,744
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	105,000	104,367
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	450,000	440,286
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	26,000	27,399
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	24,000	24,405
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	200,401
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	40,000	32,300
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	365,000	340,385
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34(R)	65,000	64,615
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	62,000	53,737
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	26,000	23,942
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	35,000	39,036
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	34,593
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	200,000	212,000
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	45,456
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	76,000	73,979
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	130,000	130,561
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	360,000	359,212
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	239,685
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	225,000	177,020
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34	105,000	104,011
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	95,000	92,644
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	35,000	33,171
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	80,000	76,114
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	85,000	74,834
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	79,000	55,756

		12,005,225
Health care (1.1%)
AbbVie, Inc. sr. unsec. bonds 5.40%, 3/15/54	104,000	107,047
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	41,000	41,508
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	145,000	146,035
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	83,000	73,513
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	90,000	91,795
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	48,000	48,556
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	98,000	99,348
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	110,000	97,063
Bristol-Myers Squibb Co. sr. unsec. notes 5.20%, 2/22/34	233,000	236,571
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	32,000	32,135
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	93,179	96,467
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	9,928	9,080
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	80,000	71,424
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	55,000	53,709
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	100,000	101,828
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	67,000	66,805
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	80,000	81,199
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	60,000	60,415
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	58,000	57,986
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	35,000	30,983
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	10,000	9,971
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	30,000	29,198
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	130,000	132,830
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	90,000	89,481
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	126,000	124,058
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	74,000	72,947
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	28,993
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	20,000	17,321
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	165,000	146,183
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	210,000	210,194
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	75,000	68,102
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	50,000	54,015
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	90,000	84,329
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	39,000	32,862

		2,703,951
Technology (1.3%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	84,000	79,061
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	138,000	116,309
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	150,000	138,472
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	152,000	143,729
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	345,000	327,428
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	72,000	57,301
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	98,000	100,596
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	137,000	138,845
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	3,000	3,880
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	100,000	103,631
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	100,000	102,351
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	55,000	58,962
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	264,000	279,031
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	70,000	70,853
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	108,000	95,995
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	60,000	57,728
Micron Technology, Inc. sr. unsec. unsub. notes 5.875%, 9/15/33	185,000	191,803
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	66,000	62,640
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	70,000	69,862
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	201,000	178,404
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	50,000	38,097
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	225,000	176,669
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	180,000	167,999
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	68,000	44,351
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	185,000	124,791
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	170,000	147,050
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	200,000	161,818

		3,237,656
Transportation (0.2%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	81,812
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	260,000	253,086
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	190,000	192,458

		527,356
Utilities and power (1.5%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	135,000	110,451
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	105,730
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	55,000	55,749
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	63,824
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	50,000	41,393
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	60,000	60,618
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	15,525
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	40,000	34,024
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	149,000	163,891
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	61,000	64,410
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	61,000	61,102
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	65,000	61,738
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	86,231
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	150,000	139,070
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	41,152
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	257,000	240,013
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	21,211
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	230,000	206,149
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	65,000	55,625
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	60,000	60,741
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	140,000	137,178
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	95,000	95,639
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	95,000	95,959
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	120,000	118,317
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	116,000	107,928
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	35,000	34,988
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	14,878
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	55,000	62,417
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	110,000	110,418
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	80,000	79,575
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	114,000	102,470
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	115,000	108,119
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	56,870
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	30,000	27,011
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	68,000	69,161
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	70,000	60,213
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	35,000	35,306
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	130,000	120,800
PacifiCorp sr. bonds 2.70%, 9/15/30	86,000	74,430
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	75,000	74,519
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	75,000	75,201
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	105,000	108,291
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	15,000	15,285
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	25,160
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	58,000	54,395
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	85,000	90,726

		3,643,901

Total corporate bonds and notes (cost $35,996,974)		$34,264,682

U.S. TREASURY OBLIGATIONS (12.0%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$1,770,000	$1,554,281
3.00%, 2/15/49	2,080,000	1,621,669
3.00%, 2/15/47	2,010,000	1,580,889
2.75%, 8/15/42(SEG)	3,000,000	2,354,476
1.875%, 2/15/51	1,350,000	813,270
U.S. Treasury Notes
2.75%, 8/15/32	3,660,000	3,282,705
2.625%, 4/15/25(i)	125,000	123,494
2.25%, 11/15/27	2,340,000	2,176,570
1.875%, 2/28/27	2,800,000	2,605,313
1.625%, 5/15/31	1,110,000	935,435
1.625%, 9/30/26	2,420,000	2,257,312
1.625%, 5/15/26	2,330,000	2,189,927
1.625%, 2/15/26	3,090,000	2,921,800
1.50%, 2/15/30	760,000	653,392
1.375%, 11/15/31	370,000	302,215
1.125%, 2/28/25	1,000,000	964,932
0.50%, 4/30/27	3,000,000	2,664,961

Total U.S. treasury obligations (cost $31,620,132)		$29,002,641

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.9%)
Government National Mortgage Association Pass-Through Certificates
4.50%, 3/20/49	$412,382	$400,497
3.50%, TBA, 4/1/54	1,000,000	909,884
3.50%, with due dates from 11/20/47 to 4/20/51	729,632	656,892
3.00%, with due dates from 7/20/46 to 11/20/46	2,141,739	1,919,395
2.00%, 1/20/51	811,481	645,959

		4,532,627
U.S. Government Agency Mortgage Obligations (7.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.50%, with due dates from 9/1/53 to 11/1/53	891,869	890,977
2.50%, with due dates from 7/1/50 to 1/1/52	1,164,392	977,288
Federal National Mortgage Association Pass-Through Certificates
6.00%, 10/1/53	995,471	1,013,842
5.50%, with due dates from 7/1/33 to 9/1/53	153,209	154,333
5.00%, with due dates from 8/1/33 to 10/1/52	909,675	892,202
4.50%, 2/1/49	492,198	478,480
3.50%, with due dates from 11/1/49 to 12/1/49	664,520	603,119
3.00%, with due dates from 6/1/46 to 8/1/51	1,780,360	1,560,005
2.50%, with due dates from 7/1/50 to 4/1/52	3,236,241	2,697,625
2.50%, 2/1/36	170,140	155,880
2.00%, with due dates from 10/1/50 to 4/1/52	3,098,430	2,469,485
Uniform Mortgage-Backed Securities
5.00%, TBA, 4/1/54	2,000,000	1,952,031
4.50%, TBA, 4/1/54	2,000,000	1,904,453
4.00%, TBA, 4/1/54	1,000,000	926,016
2.50%, TBA, 4/1/54	1,000,000	826,602
2.00%, TBA, 4/1/54	1,000,000	791,147

		18,293,485

Total U.S. government and agency mortgage obligations (cost $24,364,751)		$22,826,112

MORTGAGE-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	$124,000	$118,243
COMM Mortgage Trust FRB Ser. 14-UBS6, Class C, 4.427%, 12/10/47(WAC)	20,000	17,771
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	215,000	186,658
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 16-C28, Class A4, 3.544%, 1/15/49	340,000	326,442
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.164%, 3/15/45(WAC)	45,764	42,847
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	220,229	2
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 (In default)(NON)(WAC)	20,645	6,135

Total mortgage-backed securities (cost $895,896)		$698,098

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Oracle Corp. (Call)	Jan-25/$140.00	$4,759,740	$37,893	$318,368
UBS AG
BP PLC (Call)	Jun-24/45.00	259,314	6,882	259
Hertz Global Holdings, Inc. (Call)	Jun-24/25.00	104,170	13,304	133

Total purchased options outstanding (cost $153,802)				$318,760

MUNICIPAL BONDS AND NOTES (0.1%)(a)
		Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	Aa2	$30,000	$35,315
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	Aa3	55,000	65,100
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	Aa1	40,000	39,517

Total municipal bonds and notes (cost $125,135)			$139,932

SHORT-TERM INVESTMENTS (7.0%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 5.57%(AFF)	Shares	4,734,250	$4,734,250
Putnam Short Term Investment Fund Class P 5.50%(AFF)	Shares	12,244,567	12,244,567

Total short-term investments (cost $16,978,817)			$16,978,817
TOTAL INVESTMENTS

Total investments (cost $195,061,453)			$252,943,067

	FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $7,724,001) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/20/24	$489,790	$492,501	$2,711
		Canadian Dollar	Sell	4/17/24	16,393	16,644	251
		Hong Kong Dollar	Buy	5/16/24	44,126	44,159	(33)
	Barclays Bank PLC
		British Pound	Sell	6/20/24	886,263	891,261	4,998
		Canadian Dollar	Sell	4/17/24	407,832	414,118	6,286
		Euro	Sell	6/20/24	304,006	306,076	2,070
	Citibank, N.A.
		Canadian Dollar	Sell	4/17/24	479,090	486,253	7,163
		Euro	Sell	6/20/24	445,348	448,341	2,993
	Goldman Sachs International
		British Pound	Sell	6/20/24	573,253	576,439	3,186
		Euro	Sell	6/20/24	212,339	213,764	1,425
		Hong Kong Dollar	Sell	5/16/24	50,997	51,064	67
	HSBC Bank USA, National Association
		Danish Krone	Sell	6/20/24	349,350	353,143	3,793
		Hong Kong Dollar	Sell	5/16/24	722,512	723,929	1,417
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/20/24	205,058	206,181	1,123
		Canadian Dollar	Sell	4/17/24	268,048	272,131	4,083
	Morgan Stanley & Co. International PLC
		British Pound	Sell	6/20/24	289,783	291,535	1,752
		Canadian Dollar	Buy	4/17/24	67,639	67,631	8
		Euro	Buy	6/20/24	33,550	33,700	(150)
	NatWest Markets PLC
		Canadian Dollar	Sell	4/17/24	42,386	42,661	275
	State Street Bank and Trust Co.
		British Pound	Buy	6/20/24	8,712	8,828	(116)
		Canadian Dollar	Sell	4/17/24	11,741	11,719	(22)
		Hong Kong Dollar	Sell	5/16/24	296,960	297,593	633
	Toronto-Dominion Bank
		Euro	Sell	6/20/24	269,915	271,748	1,833
	UBS AG
		Canadian Dollar	Sell	4/17/24	374,898	380,457	5,559
		Euro	Sell	6/20/24	330,413	332,591	2,178
	WestPac Banking Corp.
		Canadian Dollar	Sell	4/17/24	482,265	489,534	7,269

	Unrealized appreciation						61,073

	Unrealized (depreciation)						(321)

	Total						$60,752
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
S&P 500 Index E-Mini (Long)	6	$1,576,305	$1,592,550	Jun-24	$29,886

Unrealized appreciation					29,886

Unrealized (depreciation)					—

Total					$29,886

WRITTEN OPTIONS OUTSTANDING at 3/31/24 (premiums $87,927) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Oracle Corp. (Call)	Jan-25/$150.00	$4,759,740	$37,893	$211,505
UBS AG
BP PLC (Call)	Jun-24/50.00	259,314	6,882	26
Hertz Global Holdings, Inc. (Call)	Jun-24/30.00	104,170	13,304	49

Total				$211,580

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $241,278,091.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$6,599,250	$5,407,963	$7,272,963	$90,435	$4,734,250
	Putnam Short Term Investment Fund Class P‡	11,467,134	18,580,689	17,803,256	158,718	12,244,567

	Total Short-term investments	$18,066,384	$23,988,652	$25,076,219	$249,153	$16,978,817
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $4,734,250 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,609,526.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $115,885.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for equitizing cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$4,942,557	$—	$—
Capital goods	6,076,401	—	—
Communication services	1,927,653	—	—
Conglomerates	348,427	—	—
Consumer cyclicals	23,397,355	—	—
Consumer staples	8,960,787	—	—
Energy	6,444,398	—	—
Financials	17,513,956	—	—
Health care	18,638,072	—	—
Technology	52,971,481	—	—
Transportation	3,399,043	—	—
Utilities and power	4,093,895	—	—

Total common stocks	148,714,025	—	—
Corporate bonds and notes	—	34,264,682	—
Mortgage-backed securities	—	698,098	—
Municipal bonds and notes	—	139,932	—
Purchased options outstanding	—	318,760	—
U.S. government and agency mortgage obligations	—	22,826,112	—
U.S. treasury obligations	—	29,002,641	—
Short-term investments	—	16,978,817	—

Totals by level	$148,714,025	$104,229,042	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$60,752	$—
Futures contracts	29,886	—	—
Written options outstanding	—	(211,580)	—

Totals by level	$29,886	$(150,828)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$49,000
Written equity option contracts (contract amount)	$49,000
Futures contracts (number of contracts)	7
Forward currency contracts (contract amount)	$7,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com